CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Revenues	$ 665,415	$ 1,029,080	$ 2,307,695
Cost of revenues	(803,266)	(1,242,012)	(1,387,045)
Gross profit (loss)	(137,851)	(212,932)	920,650
Operating expenses:
Selling, general and administrative expenses	(118,224)	(143,089)	(213,241)
Research and development expenses	(2,584)	(4,559)	(10,116)
Long-lived assets impairment		(175,627)
Allowance for expected credit loss	18,497	18,072
Other operating income (expense), net	6,921	(9,813)	86,137
Total operating expenses, net	(132,384)	(351,160)	(137,220)
Income (expense) from operations	(270,235)	(564,092)	783,430
Interest income, net	9,029	30,223	52,302
Exchange (loss) gain	31	(2,378)	(17,367)
Investment income	24,058	18,186	109
Income (loss) before income taxes	(237,117)	(518,061)	818,474
Income tax (expense) benefit	21,034	69,907	(165,588)
Net income (loss)	(216,083)	(448,154)	652,886
Net income (loss) attributable to non-controlling interest	(45,569)	(102,939)	223,341
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders	$ (170,514)	$ (345,215)	$ 429,545
Net earnings (losses) per ordinary share
Basic-ordinary shares	$ (0.51)	$ (1.04)	$ 1.15
Diluted-ordinary shares	$ (0.51)	$ (1.04)	$ 1.15
Ordinary shares used in calculating earnings (losses) per ordinary share
Basic-ordinary shares	336,756,038	330,800,038	373,586,004
Diluted-ordinary shares	336,756,038	330,800,038	374,817,676